Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Related Party Transaction [Line Items]
Salary expense	$ 22,500
Accounts payable, related party	83,692	$ 83,692	$ 83,692
Mr. Christopher Brown [Member]
Related Party Transaction [Line Items]
Salary expense	22,500	78,000
Accounts payable, related party	$ 89,200	$ 83,692